SUPPLEMENTAL CASH FLOW DISCLOSURE (Tables)	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule supplemental cash flow

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Interest paid	69,164	358,154	400,630	168,924
Fair value of common shares issued and issuable for services	-	-	59,796	133,826
Fair value of common shares issued to Golden Harvests	-	-	-	109,564
Fair value of common shares issued to Golden Harvests creditor		-	-	36,310
Right-of-use assets acquired through leases (Note 7)	528,980	2,583,660	1,030,429	2,642,588
Conversion of debenture into common shares	2,698,789	2,698,789	-	916,290
Derivative liability recognized as contributed surplus upon debenture conversion	-	-	-	1,833,731
Note payable to HSCP used to acquire assets (Note 10.1)	350,000	350,000	1,250,000	-

	Nine months ended September 30, 2024	Nine months ended October 31, 2023
	$	$
Interest paid	271,177	259,401
Fair value of common shares issued to settle convertible debentures (Note 12.2, 12.3 and 12.4)	8,861,989	2,698,789
Right-of-use assets acquired through leases (Note 7)	2,293,404	1,864,780
Note payable to HSCP used to acquire assets (Note 10.1)	-	350,000
Note payable to PMW LLC to acquire assets (Note 10.7)	662,251	-
Note payable to Lender Capital, LLC to acquire Ross Lane Property (Note 10.6)	1,285,000	-